Corporate Information - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2019 USD ($) Destinations Country County Flights Airlines Aircraft
Parent company information [line items]
Commercial alliance with United Airlines - Renewal extension period	5 years
Number of aircraft | Aircraft		102
Aircraft average useful life		9 years 2 months 12 days
MAX aircraft [Member]
Parent company information [line items]
Investment made to acquire property | $		$ 786.2
Deposits, future purchases | $		$ 463.3
Wingo (the new low-cost business model of Copa Colombia) [member]
Parent company information [line items]
Number of destinations		22
Wingo (the new low-cost business model of Copa Colombia) [member] | Domestic [member]
Parent company information [line items]
Number of countries | County		6
Wingo (the new low-cost business model of Copa Colombia) [member] | International [member]
Parent company information [line items]
Number of countries | County		16
Wingo (the new low-cost business model of Copa Colombia) [member] | South, Central America and Caribbean [member]
Parent company information [line items]
Number of countries | County		10
Compania Panamena de Aviacion, S. A. - Copa Airlines [member]
Parent company information [line items]
Number of countries | Country		33
Number of daily scheduled flights | Flights		361
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | International [member] | Codeshare agreements [member]
Parent company information [line items]
Number of destinations		200
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | North, Central and South America and the Caribbean [Member]
Parent company information [line items]
Number of destinations		80
ConnectMiles [member] | Star Alliance Airlines [member]
Parent company information [line items]
Number of destinations		1,300
Number of countries | Country		195
ConnectMiles [member] | Star Alliance Airlines [member] | Bottom of range [member]
Parent company information [line items]
Number of airlines | Airlines		26